UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

ClearBridge Variable Small Cap Growth Portfolio
Class I
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Variable Small Cap Growth Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$40	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$402,067,241
Total Number of Portfolio Holdings*	91
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Variable Small Cap Growth Portfolio	PAGE 1	7877-STSR-0825

ClearBridge Variable Small Cap Growth Portfolio
Class II
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Variable Small Cap Growth Portfolio for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class II1	$53	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$402,067,241
Total Number of Portfolio Holdings*	91
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Variable Small Cap Growth Portfolio	PAGE 1	7935-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Variable Small Cap Growth Portfolio
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2025
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 95.0%
Communication Services — 0.6%
Media — 0.6%
Integral Ad Science Holding Corp.	280,400	$2,330,124 *

Consumer Discretionary — 8.5%
Automobile Components — 0.9%
Fox Factory Holding Corp.	56,339	1,461,434 *
Modine Manufacturing Co.	22,800	2,245,800 *
Total Automobile Components		3,707,234
Broadline Retail — 1.3%
Global-e Online Ltd.	151,600	5,084,664 *
Diversified Consumer Services — 0.8%
Duolingo Inc.	3,500	1,435,070 *
Universal Technical Institute Inc.	45,700	1,548,773 *
Total Diversified Consumer Services		2,983,843
Hotels, Restaurants & Leisure — 4.3%
Dutch Bros Inc., Class A Shares	104,405	7,138,170 *
Wingstop Inc.	30,141	10,149,680
Total Hotels, Restaurants & Leisure		17,287,850
Household Durables — 0.6%
Installed Building Products Inc.	13,700	2,470,384
Specialty Retail — 0.6%
Abercrombie & Fitch Co., Class A Shares	17,400	1,441,590 *
Boot Barn Holdings Inc.	7,300	1,109,600 *
Total Specialty Retail		2,551,190

Total Consumer Discretionary		34,085,165
Consumer Staples — 8.5%
Consumer Staples Distribution & Retail — 7.8%
BJ’s Wholesale Club Holdings Inc.	85,683	9,239,198 *
Casey’s General Stores Inc.	22,573	11,518,325
Grocery Outlet Holding Corp.	238,286	2,959,512 *
Performance Food Group Co.	84,866	7,423,229 *
Total Consumer Staples Distribution & Retail		31,140,264
Personal Care Products — 0.7%
e.l.f. Beauty Inc.	24,000	2,986,560 *

Total Consumer Staples		34,126,824
Energy — 3.2%
Energy Equipment & Services — 1.8%
Archrock Inc.	83,700	2,078,271
Cactus Inc., Class A Shares	114,480	5,005,065
Total Energy Equipment & Services		7,083,336
See Notes to Financial Statements.
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.4%
Matador Resources Co.	116,700	$5,568,924

Total Energy		12,652,260
Financials — 10.6%
Banks — 2.2%
Pathward Financial Inc.	15,200	1,202,624
UMB Financial Corp.	11,300	1,188,308
Wintrust Financial Corp.	50,100	6,211,398
Total Banks		8,602,330
Capital Markets — 4.1%
Hamilton Lane Inc., Class A Shares	58,303	8,286,022
PJT Partners Inc., Class A Shares	50,601	8,349,671
Total Capital Markets		16,635,693
Financial Services — 3.1%
NMI Holdings Inc.	93,000	3,923,670 *
Shift4 Payments Inc., Class A Shares	87,625	8,684,514 *
Total Financial Services		12,608,184
Insurance — 1.2%
Oscar Health Inc., Class A Shares	87,300	1,871,712 *
Trupanion Inc.	52,839	2,924,639 *
Total Insurance		4,796,351

Total Financials		42,642,558
Health Care — 20.4%
Biotechnology — 8.6%
Biohaven Ltd.	54,449	768,275 *
Blueprint Medicines Corp.	43,300	5,550,194 *
Bridgebio Pharma Inc.	22,200	958,596 *
Caris Life Sciences Inc.	70,806	1,891,939 *
Geron Corp.	655,600	924,396 *
Insmed Inc.	82,800	8,332,992 *
Mirum Pharmaceuticals Inc.	123,000	6,259,470 *
Rhythm Pharmaceuticals Inc.	24,800	1,567,112 *
TG Therapeutics Inc.	154,400	5,556,856 *
Ultragenyx Pharmaceutical Inc.	42,121	1,531,520 *
Vaxcyte Inc.	18,300	594,933 *
Viking Therapeutics Inc.	28,000	742,000 *
Total Biotechnology		34,678,283
Health Care Equipment & Supplies — 5.3%
Glaukos Corp.	32,200	3,325,938 *
Insulet Corp.	19,076	5,993,298 *
Lantheus Holdings Inc.	26,200	2,144,732 *
See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Penumbra Inc.	38,026	$9,758,612 *
Total Health Care Equipment & Supplies		21,222,580
Health Care Providers & Services — 4.8%
HealthEquity Inc.	65,632	6,875,608 *
Hims & Hers Health Inc.	24,400	1,216,340 *
RadNet Inc.	94,500	5,377,995 *
Surgery Partners Inc.	255,198	5,673,052 *
Total Health Care Providers & Services		19,142,995
Life Sciences Tools & Services — 1.4%
ICON PLC	19,500	2,836,275 *
Medpace Holdings Inc.	9,100	2,856,126 *
Total Life Sciences Tools & Services		5,692,401
Pharmaceuticals — 0.3%
Tarsus Pharmaceuticals Inc.	34,600	1,401,646 *

Total Health Care		82,137,905
Industrials — 19.3%
Aerospace & Defense — 3.4%
BWX Technologies Inc.	51,800	7,462,308
Moog Inc., Class A Shares	29,300	5,302,421
Voyager Technologies Inc., Class A Shares	20,503	804,743 *
Total Aerospace & Defense		13,569,472
Air Freight & Logistics — 1.4%
GXO Logistics Inc.	114,585	5,580,290 *
Building Products — 1.5%
Trex Co. Inc.	110,727	6,021,334 *
Construction & Engineering — 3.1%
Construction Partners Inc., Class A Shares	83,100	8,831,868 *
Fluor Corp.	54,900	2,814,723 *
Limbach Holdings Inc.	5,900	826,590 *
Total Construction & Engineering		12,473,181
Electrical Equipment — 1.3%
Bloom Energy Corp., Class A Shares	216,969	5,189,898 *
Ground Transportation — 2.6%
XPO Inc.	82,380	10,403,770 *
Machinery — 2.9%
RBC Bearings Inc.	30,636	11,788,733 *
Trading Companies & Distributors — 3.1%
FTAI Aviation Ltd.	32,900	3,784,816
McGrath RentCorp.	42,000	4,870,320
See Notes to Financial Statements.
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Xometry Inc., Class A Shares	120,087	$4,057,740 *
Total Trading Companies & Distributors		12,712,876

Total Industrials		77,739,554
Information Technology — 21.2%
Electronic Equipment, Instruments & Components — 3.6%
Fabrinet	19,200	5,657,856 *
Novanta Inc.	11,900	1,534,267 *
OSI Systems Inc.	31,343	7,047,787 *
Total Electronic Equipment, Instruments & Components		14,239,910
IT Services — 2.3%
Wix.com Ltd.	59,247	9,388,280 *
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems Inc.	220,615	7,542,827 *
Lattice Semiconductor Corp.	162,850	7,978,021 *
Total Semiconductors & Semiconductor Equipment		15,520,848
Software — 11.0%
Brain Corp.	52,367	238,420 *(a)(b)(c)
Clearwater Analytics Holdings Inc., Class A Shares	115,400	2,530,722 *
Intapp Inc.	95,400	4,924,548 *
Jamf Holding Corp.	109,495	1,041,297 *
Klaviyo Inc., Class A Shares	204,649	6,872,113 *
nCino Inc.	142,200	3,977,334 *
Onestream Inc.	62,919	1,780,608 *
PagerDuty Inc.	257,154	3,929,313 *
Qualys Inc.	11,265	1,609,431 *
Sprout Social Inc., Class A Shares	176,950	3,700,025 *
Varonis Systems Inc.	203,667	10,336,100 *
Zeta Global Holdings Corp., Class A Shares	212,970	3,298,905 *
Total Software		44,238,816
Technology Hardware, Storage & Peripherals — 0.4%
IonQ Inc.	39,000	1,675,830 *

Total Information Technology		85,063,684
Materials — 2.7%
Chemicals — 2.7%
Balchem Corp.	38,356	6,106,275
Element Solutions Inc.	215,800	4,887,870

Total Materials		10,994,145
Total Common Stocks (Cost — $260,691,482)		381,772,219
See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value
Investments in Underlying Funds — 2.5%
iShares Trust — iShares Russell 2000 Growth ETF		10,100	$2,887,186
SPDR S&P Biotech ETF		87,900	7,289,547

Total Investments in Underlying Funds (Cost — $10,863,831)			10,176,733
	Rate
Preferred Stocks — 0.2%
Information Technology — 0.2%
Software — 0.2%
Brain Corp. (Cost — $898,085)	—	170,237	775,067 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $272,453,398)			392,724,019

Short-Term Investments — 1.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.092%	3,957,550	3,957,550 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.187%	3,957,550	3,957,550 (d)(e)

Total Short-Term Investments (Cost — $7,915,100)			7,915,100
Total Investments — 99.6% (Cost — $280,368,498)			400,639,119
Other Assets in Excess of Liabilities — 0.4%			1,428,122
Total Net Assets — 100.0%			$402,067,241

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 9).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2025, the total market value of investments in Affiliated
Companies was $3,957,550 and the cost was $3,957,550 (Note 8).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
See Notes to Financial Statements.
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $276,410,948)	$396,681,569
Investments in affiliated securities, at value (Cost — $3,957,550)	3,957,550
Receivable for Portfolio shares sold	2,006,879
Dividends receivable from unaffiliated investments	48,108
Dividends receivable from affiliated investments	16,997
Prepaid expenses	29
Total Assets	402,711,132
Liabilities:
Payable for Portfolio shares repurchased	273,196
Investment management fee payable	241,711
Fund accounting fees payable	58,660
Service and/or distribution fees payable	27,072
Trustees’ fees payable	5,859
Accrued expenses	37,393
Total Liabilities	643,891
Total Net Assets	$402,067,241
Net Assets:
Par value (Note 7)	$151
Paid-in capital in excess of par value	266,065,810
Total distributable earnings (loss)	136,001,280
Total Net Assets	$402,067,241
Net Assets:
Class I	$264,516,815
Class II	$137,550,426
Shares Outstanding:
Class I	9,636,786
Class II	5,469,671
Net Asset Value:
Class I	$27.45
Class II	$25.15
See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Dividends from unaffiliated investments	$568,546
Dividends from affiliated investments	84,777
Total Investment Income	653,323
Expenses:
Investment management fee (Note 2)	1,460,527
Service and/or distribution fees (Notes 2 and 5)	161,352
Fund accounting fees	34,891
Legal fees	17,385
Audit and tax fees	15,981
Trustees’ fees	11,342
Shareholder reports	11,159
Commitment fees (Note 10)	1,731
Transfer agent fees (Notes 2 and 5)	1,440
Insurance	1,215
Custody fees	93
Interest expense	27
Miscellaneous expenses	4,419
Total Expenses	1,721,562
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,359)
Net Expenses	1,719,203
Net Investment Loss	(1,065,880)
Realized and Unrealized Gain (Loss) on Investments and Written Options (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	17,461,639
Written options	34,976
Net Realized Gain	17,496,615
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(8,945,188)
Net Gain on Investments and Written Options	8,551,427
Increase in Net Assets From Operations	$7,485,547
See Notes to Financial Statements.
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment loss	$(1,065,880)	$(2,202,099)
Net realized gain	17,496,615	26,668,719
Change in net unrealized appreciation (depreciation)	(8,945,188)	(7,175,479)
Increase in Net Assets From Operations	7,485,547	17,291,141
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(12,781,538)	(14,061,644)
Decrease in Net Assets From Distributions to Shareholders	(12,781,538)	(14,061,644)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	47,968,070	81,768,621
Reinvestment of distributions	12,781,538	14,061,644
Cost of shares repurchased	(58,347,239)	(116,936,928)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	2,402,369	(21,106,663)
Decrease in Net Assets	(2,893,622)	(17,877,166)
Net Assets:
Beginning of period	404,960,863	422,838,029
End of period	$402,067,241	$404,960,863
See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.69	$27.35	$25.23	$36.32	$36.60	$27.54
Income (loss) from operations:
Net investment loss	(0.06)	(0.13)	(0.10)	(0.12)	(0.18)	(0.15)
Net realized and unrealized gain (loss)	0.70	1.43	2.22	(10.42)	4.70	11.83
Total income (loss) from operations	0.64	1.30	2.12	(10.54)	4.52	11.68
Less distributions from:
Net realized gains	(0.88)	(0.96)	—	(0.55)	(4.80)	(2.62)
Total distributions	(0.88)	(0.96)	—	(0.55)	(4.80)	(2.62)
Net asset value, end of period	$27.45	$27.69	$27.35	$25.23	$36.32	$36.60
Total return[3]	2.33%	4.50%	8.40%	(28.85)%	12.61%	43.26%
Net assets, end of period (millions)	$265	$270	$287	$261	$368	$351
Ratios to average net assets:
Gross expenses	0.80%[4]	0.80%	0.80%	0.80%	0.80%	0.81%
Net expenses[5,6]	0.80 [4]	0.80	0.80	0.80	0.80	0.81
Net investment loss	(0.46)[4]	(0.45)	(0.39)	(0.43)	(0.46)	(0.52)
Portfolio turnover rate	22%	36%	15%	8%	16%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$25.47	$25.29	$23.39	$33.81	$34.46	$26.11
Income (loss) from operations:
Net investment loss	(0.09)	(0.18)	(0.15)	(0.17)	(0.27)	(0.21)
Net realized and unrealized gain (loss)	0.65	1.32	2.05	(9.70)	4.42	11.18
Total income (loss) from operations	0.56	1.14	1.90	(9.87)	4.15	10.97
Less distributions from:
Net realized gains	(0.88)	(0.96)	—	(0.55)	(4.80)	(2.62)
Total distributions	(0.88)	(0.96)	—	(0.55)	(4.80)	(2.62)
Net asset value, end of period	$25.15	$25.47	$25.29	$23.39	$33.81	$34.46
Total return[3]	2.22%	4.23%	8.12%	(29.01)%	12.31%	42.91%
Net assets, end of period (millions)	$138	$135	$136	$117	$175	$153
Ratios to average net assets:
Gross expenses	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.06%
Net expenses[5,6]	1.05 [4]	1.05	1.05	1.04	1.05	1.06
Net investment loss	(0.71)[4]	(0.70)	(0.64)	(0.69)	(0.71)	(0.76)
Portfolio turnover rate	22%	36%	15%	8%	16%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$84,825,264	—	$238,420	$85,063,684
Other Common Stocks	296,708,535	—	—	296,708,535
Investments in Underlying Funds	10,176,733	—	—	10,176,733
Preferred Stocks	—	—	775,067	775,067
Total Long-Term Investments	391,710,532	—	1,013,487	392,724,019
Short-Term Investments†	7,915,100	—	—	7,915,100
Total Investments	$399,625,632	—	$1,013,487	$400,639,119

†	See Schedule of Investments for additional detailed categorizations.
(b) Written options. The Portfolio may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual

ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2025, the Portfolio did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Portfolio had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(i) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Portfolio’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of the Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. For Western Asset’s services to the Portfolio, FTFA pays Western Asset monthly 0.02% of the portion of the Portfolio’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 1.00% and 1.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $2,359, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the six months ended June 30, 2025, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $1,390 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$85,017,698
Sales	94,893,623
At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$281,068,436	$148,272,866	$(28,702,183)	$119,570,683
4. Derivative instruments and hedging activities
At June 30, 2025, the Portfolio did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2025. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$34,976
During the six months ended June 30, 2025, the volume of derivative activity for the Portfolio was as follows:

Average Market Value*
Written options†	$35,605

*	Based on the average of the market values at each month-end during the period.
†	At June 30, 2025, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II

ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$1,230
Class II	$161,352	210
Total	$161,352	$1,440
For the six months ended June 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$1,576
Class II	783
Total	$2,359
6. Distributions to shareholders by class

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Net Realized Gains:
Class I	$8,271,531	$9,124,844
Class II	4,510,007	4,936,800
Total	$12,781,538	$14,061,644
7. Shares of beneficial interest
At June 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	959,898	$26,374,066	1,724,125	$47,812,089
Shares issued on reinvestment	303,877	8,271,531	305,274	9,124,844
Shares repurchased	(1,375,697)	(36,845,237)	(2,762,087)	(76,487,842)
Net decrease	(111,922)	$(2,199,640)	(732,688)	$(19,550,909)
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class II
Shares sold	860,084	$21,594,004	1,343,247	$33,956,532
Shares issued on reinvestment	180,834	4,510,007	179,496	4,936,800
Shares repurchased	(872,516)	(21,502,002)	(1,605,726)	(40,449,086)
Net increase (decrease)	168,402	$4,602,009	(82,983)	$(1,555,754)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2025. The following transactions were effected in such company for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$5,588,019	$21,685,378	21,685,378	$23,315,847	23,315,847

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$84,777	—	$3,957,550
9. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 6/30/2025	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	52,367	3/21	$228,844	$238,420	$4.55	0.06%
Brain Corp., Preferred Shares	170,237	4/20, 11/20	898,085	775,067	4.55	0.19
			$1,126,929	$1,013,487		0.25%

ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

10. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2025.
11. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Variable Small Cap Growth Portfolio 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Variable Small Cap Growth Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to ClearBridge Variable Small Cap Growth Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the
ClearBridge Variable Small Cap Growth Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial,

ClearBridge Variable Small Cap Growth Portfolio

operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds underlying variable insurance products (including the Fund) classified as small-cap growth funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and the Sub-Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ended March 31, 2025.
ClearBridge Variable Small Cap Growth Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with

ClearBridge Variable Small Cap Growth Portfolio

those of a group of 15 small-cap growth funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of small-cap growth funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and below the median of the actual total expense ratios of the funds in the Expense Universe. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
ClearBridge Variable Small Cap Growth Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

ClearBridge Variable Small Cap Growth Portfolio

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ClearBridge
Variable Small Cap Growth Portfolio
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Variable Small Cap Growth Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Variable Small Cap Growth Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90176-SFSOI 8/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2025